Acquisitions and disposals of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Impact of Acquisitions and Disposals on Consolidated Statements
The table below summarizes the impact of acquisitions and disposals on the statement of financial position and cash flows of AB InBev for the year ended 31 December 2020 and 31 December 2019:

Million US dollar	2020 Acquisitions	2019 Acquisitions	2020 Disposals	2019 Disposals
Non-current assets
Property, plant and equipment	149	44	—	(1)
Intangible assets	162	128	—	(29)
Investments in associates	(7)	(15)	—	—
Current assets
Inventories	33	43	—	(7)
Trade and other receivables	9	19	—	(1)
Cash and cash equivalents	5	40	—	—
Non-current liabilities
Interest-bearing loans and borrowings	(74)	(11)	—	—
Trade and other payables	(34)	(110)	—	—
Deferred tax liabilities	(6)	(33)	—	9
Current liabilities
Interest-bearing loans and borrowings	(4)	—	—	—
Trade and other payables	(59)	(65)	—	2

Net identifiable assets and liabilities	174	40	—	(27)
Non-controlling interest	—	(12)	—	2
Goodwill on acquisitions and goodwill disposed of	185	682	—	(22)
Loss/(gain) on disposal	—	—	—	(21)
Consideration to be (paid)/received	(14)	(275)	—	—
Net cash paid/(received) on prior years acquisitions/(disposals)	170	16	—	(65)

Consideration paid/(received)	515	451	—	(133)
Cash (acquired)/disposed of	(5)	(40)	—	—

Net cash outflow / (inflow)	510	411	—	(133)
Net cash outflow / (inflow) on continuing operations	510	385	—	(133)
Net cash outflow / (inflow) on discontinued operations	—	26	—	—